Revision on previously issued financial statements - Impact on the consolidated statements of comprehensive (loss)/income (Details)
¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands
	3 Months Ended												6 Months Ended			9 Months Ended		12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares	Sep. 30, 2024 CNY (¥) ¥ / shares	Jun. 30, 2024 CNY (¥) ¥ / shares	Mar. 31, 2024 CNY (¥) ¥ / shares	Dec. 31, 2023 CNY (¥) ¥ / shares	Sep. 30, 2023 CNY (¥) ¥ / shares	Jun. 30, 2023 CNY (¥) ¥ / shares	Mar. 31, 2023 CNY (¥) ¥ / shares	Dec. 31, 2022 CNY (¥) ¥ / shares	Sep. 30, 2022 CNY (¥) ¥ / shares	Jun. 30, 2022 CNY (¥) ¥ / shares	Mar. 31, 2022 CNY (¥) ¥ / shares	Jun. 30, 2024 CNY (¥) ¥ / shares	Jun. 30, 2023 CNY (¥) ¥ / shares	Jun. 30, 2022 CNY (¥) ¥ / shares	Sep. 30, 2023 CNY (¥) ¥ / shares	Sep. 30, 2022 CNY (¥) ¥ / shares	Dec. 31, 2024 CNY (¥) ¥ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 CNY (¥) ¥ / shares	Dec. 31, 2022 CNY (¥) ¥ / shares
Revision on previously issued financial statements
Cost of revenues			¥ (219,600)	¥ (167,737)	¥ (191,801)	¥ (215,461)	¥ (670,185)	¥ (128,744)	¥ (146,437)	¥ (132,093)	¥ (166,754)	¥ (127,951)	¥ (387,337)	¥ (798,929)	¥ (294,705)	¥ (1,014,390)	¥ (426,798)	¥ (1,090,787)	$ (149,437)	¥ (1,206,191)	¥ (573,235)
Sales and marketing expenses			(178,519)	(202,412)	(247,717)	(295,990)	(296,366)	(666,527)	(634,439)	(752,859)	(667,236)	(660,598)	(380,931)	(962,893)	(1,327,834)	(1,258,883)	(2,080,693)	(623,867)	(85,469)	(1,506,600)	(2,715,132)
General and administrative expenses			(39,378)	(27,570)	(31,501)	(37,777)	(31,537)	(27,221)	(27,960)	(29,633)	(28,657)	(27,521)	(66,948)	(58,758)	(56,178)	(96,535)	(85,811)	(150,196)	(20,577)	(128,036)	(113,771)
Other operating income/(loss)			(8,726)	(2,067)	(8,875)	(7,023)	(9,973)	(37)	(11,478)	18,559	(2,386)	5,277	(10,793)	(10,010)	2,891	(17,033)	21,450	(17,856)	(2,446)	(25,908)	9,972
Income/(Loss) from operations	¥ (39,733)	¥ (5,069)	(4,112)	(22,254)	(20,841)	33,416	9,014	(21,138)	(240,259)	(105,343)	(198,251)	(100,778)	(26,366)	(12,124)	(299,029)	21,292	(404,372)	(71,168)	(9,750)	451	(644,631)
(Loss)/Income before income tax expense			22,100	7,842	15,001	69,859	19,971	5,447	(226,404)	(104,123)	(191,750)	(97,873)	29,942	25,418	(289,623)	95,277	(393,746)	38,210	5,235	110,278	(620,150)
Income tax expense			(11,838)	(8,042)	(1,303)	(20,849)	391	227	(113,471)	1,372	1,131	365	(19,880)	618	1,496	(20,231)	2,868	(51,744)	(7,089)	(21,534)	(110,603)
Net Income (Loss)	¥ (27,842)	¥ 4,246	10,262	(200)	13,698	49,010	20,362	5,674	(339,875)	(102,751)	(190,619)	(97,508)	10,062	26,036	(288,127)	75,046	(390,878)	(13,534)	(1,854)	88,744	(730,753)
Net (loss)/income attributable to ordinary shareholders of Smart Share Global Limited			10,262	(200)	13,698	49,010	20,362	5,674	(339,875)	(102,751)	(190,619)	(97,508)	10,062	26,036	(288,127)	75,046	(390,878)	(13,534)	(1,854)	88,744	(730,753)
Total comprehensive (loss)/income			16,163	2,162	(5,496)	36,678	88,851	(12,393)	(371,609)	(28,456)	(114,973)	(103,343)	18,325	76,458	(218,316)	113,136	(246,772)	6,243	855	107,640	(618,381)
Comprehensive (loss)/income attributable to ordinary shareholders of Smart Share Global Limited			¥ 16,163	¥ 2,162	¥ (5,496)	¥ 36,678	¥ 88,851	¥ (12,393)	¥ (371,609)	¥ (28,456)	¥ (114,973)	¥ (103,343)	¥ 18,325	¥ 76,458	¥ (218,316)	¥ 113,136	¥ (246,772)	¥ 6,243	$ 855	¥ 107,640	¥ (618,381)
Net (loss)/income per share attributable to ordinary shareholders of Smart Share Global Limited - basic | (per share)	¥ (0.06)	¥ 0.01	¥ 0.02	¥ 0	¥ 0.03	¥ 0.09	¥ 0.04	¥ 0.01	¥ (0.66)	¥ (0.2)	¥ (0.37)	¥ (0.19)	¥ 0.02	¥ 0.05	¥ (0.56)	¥ 0.14	¥ (0.75)	¥ (0.03)	$ 0	¥ 0.17	¥ (1.41)
Net (loss)/income per share attributable to ordinary shareholders of Smart Share Global Limited - diluted | (per share)	¥ (0.06)	¥ 0.01	¥ 0.02	¥ 0	¥ 0.03	¥ 0.09	¥ 0.04	¥ 0.01			¥ (0.37)	¥ (0.19)	¥ 0.02	¥ 0.05	¥ (0.56)	¥ 0.14	¥ (0.75)	¥ (0.03)	$ 0	¥ 0.17	¥ (1.41)
As Previously Reported
Revision on previously issued financial statements
Cost of revenues			¥ (219,600)	¥ (167,737)	¥ (198,711)	¥ (214,817)	¥ (668,547)	¥ (127,389)	¥ (140,953)	¥ (125,548)	¥ (162,869)	¥ (127,553)	¥ (387,337)	¥ (795,936)	¥ (290,422)	¥ (1,010,753)	¥ (415,970)			¥ (1,209,464)	¥ (556,923)
Sales and marketing expenses			(180,949)	(204,494)	(248,792)	(298,216)	(295,150)	(665,274)	(635,199)	(752,534)	(664,918)	(659,679)	(385,443)	(960,424)	(1,324,597)	(1,258,640)	(2,077,131)			(1,507,432)	(2,712,330)
General and administrative expenses			(39,450)	(26,584)	(30,546)	(37,094)	(31,117)	(26,771)	(27,148)	(29,421)	(28,458)	(27,376)	(66,034)	(57,888)	(55,834)	(94,982)	(85,255)			(125,528)	(112,403)
Other operating income/(loss)			(8,133)	(1,474)	(13,860)	(5,532)	(8,703)	2,268	(10,682)	19,846	(1,565)	5,277	(9,607)	(6,435)	3,712	(11,967)	23,558			(25,827)	12,876
Income/(Loss) from operations			(6,021)	(22,757)	(32,856)	34,008	13,558	(15,775)	(233,927)	(96,974)	(191,028)	(99,316)	(28,778)	(2,217)	(290,344)	31,791	(387,318)			(1,065)	(621,245)
(Loss)/Income before income tax expense			20,191	7,339	2,986	70,451	24,515	10,810	(220,072)	(95,754)	(184,527)	(96,411)	27,530	35,325	(280,938)	105,776	(376,692)			108,762	(596,764)
Income tax expense			(11,013)	(7,688)	(579)	(20,442)	0	0	(114,476)	0	0	0	(18,701)	0	0	(20,442)	0			(21,021)	(114,476)
Net Income (Loss)			9,178	(349)	2,407	50,009	24,515	10,810	(334,548)	(95,754)	(184,527)	(96,411)	8,829	35,325	(280,938)	85,334	(376,692)			87,741	(711,240)
Net (loss)/income attributable to ordinary shareholders of Smart Share Global Limited			9,178	(349)	2,407	50,009	24,515	10,810	(334,548)	(95,754)	(184,527)	(96,411)	8,829	35,325	(280,938)	85,334	(376,692)			87,741	(711,240)
Total comprehensive (loss)/income			15,079	2,013	(16,787)	37,677	93,004	(7,257)	(366,282)	(21,459)	(108,881)	(102,246)	17,092	85,747	(211,127)	123,424	(232,586)			106,637	(598,868)
Comprehensive (loss)/income attributable to ordinary shareholders of Smart Share Global Limited			¥ 15,079	¥ 2,013	¥ (16,787)	¥ 37,677	¥ 93,004	¥ (7,257)	¥ (366,282)	¥ (21,459)	¥ (108,881)	¥ (102,246)	¥ 17,092	¥ 85,747	¥ (211,127)	¥ 123,424	¥ (232,586)			¥ 106,637	¥ (598,868)
Net (loss)/income per share attributable to ordinary shareholders of Smart Share Global Limited - basic | ¥ / shares			¥ 0.02	¥ 0	¥ 0	¥ 0.1	¥ 0.05	¥ 0.02	¥ (0.64)	¥ (0.18)	¥ (0.36)	¥ (0.2)	¥ 0.02	¥ 0.07	¥ (0.54)	¥ 0.16	¥ (0.73)			¥ 0.17	¥ (1.37)
Net (loss)/income per share attributable to ordinary shareholders of Smart Share Global Limited - diluted | ¥ / shares			¥ 0.02	¥ 0	¥ 0	¥ 0.1	¥ 0.05	¥ 0.02	¥ (0.64)	¥ (0.18)	¥ (0.36)	¥ (0.2)	¥ 0.02	¥ 0.07	¥ (0.54)	¥ 0.16	¥ (0.73)			¥ 0.17	¥ (1.37)
Revision Adjustments
Revision on previously issued financial statements
Cost of revenues			¥ 0	¥ 0	¥ 6,910	¥ (644)	¥ (1,638)	¥ (1,355)	¥ (5,484)	¥ (6,545)	¥ (3,885)	¥ (398)	¥ 0	¥ (2,993)	¥ (4,283)	¥ (3,637)	¥ (10,828)			¥ 3,273	¥ (16,312)
Sales and marketing expenses			2,430	2,082	1,075	2,226	(1,216)	(1,253)	760	(325)	(2,318)	(919)	4,512	(2,469)	(3,237)	(243)	(3,562)			832	(2,802)
General and administrative expenses			72	(986)	(955)	(683)	(420)	(450)	(812)	(212)	(199)	(145)	(914)	(870)	(344)	(1,553)	(556)			(2,508)	(1,368)
Other operating income/(loss)			(593)	(593)	4,985	(1,491)	(1,270)	(2,305)	(796)	(1,287)	(821)	0	(1,186)	(3,575)	(821)	(5,066)	(2,108)			(81)	(2,904)
Income/(Loss) from operations			1,909	503	12,015	(592)	(4,544)	(5,363)	(6,332)	(8,369)	(7,223)	(1,462)	2,412	(9,907)	(8,685)	(10,499)	(17,054)			1,516	(23,386)
(Loss)/Income before income tax expense			1,909	503	12,015	(592)	(4,544)	(5,363)	(6,332)	(8,369)	(7,223)	(1,462)	2,412	(9,907)	(8,685)	(10,499)	(17,054)			1,516	(23,386)
Income tax expense			(825)	(354)	(724)	(407)	391	227	1,005	1,372	1,131	365	(1,179)	618	1,496	211	2,868			(513)	3,873
Net Income (Loss)			1,084	149	11,291	(999)	(4,153)	(5,136)	(5,327)	(6,997)	(6,092)	(1,097)	1,233	(9,289)	(7,189)	(10,288)	(14,186)			1,003	(19,513)
Net (loss)/income attributable to ordinary shareholders of Smart Share Global Limited			1,084	149	11,291	(999)	(4,153)	(5,136)	(5,327)	(6,997)	(6,092)	(1,097)	1,233	(9,289)	(7,189)	(10,288)	(14,186)			1,003	(19,513)
Total comprehensive (loss)/income			1,084	149	11,291	(999)	(4,153)	(5,136)	(5,327)	(6,997)	(6,092)	(1,097)	1,233	(9,289)	(7,189)	(10,288)	(14,186)			1,003	(19,513)
Comprehensive (loss)/income attributable to ordinary shareholders of Smart Share Global Limited			¥ 1,084	¥ 149	¥ 11,291	¥ (999)	¥ (4,153)	¥ (5,136)	¥ (5,327)	¥ (6,997)	¥ (6,092)	¥ (1,097)	¥ 1,233	¥ (9,289)	¥ (7,189)	¥ (10,288)	¥ (14,186)			¥ 1,003	¥ (19,513)
Net (loss)/income per share attributable to ordinary shareholders of Smart Share Global Limited - basic | ¥ / shares			¥ 0	¥ 0	¥ 0.03	¥ (0.01)	¥ (0.01)	¥ (0.01)	¥ (0.02)	¥ (0.02)	¥ (0.01)	¥ 0.01	¥ 0	¥ (0.02)	¥ (0.02)	¥ (0.02)	¥ (0.02)			¥ 0	¥ (0.04)
Net (loss)/income per share attributable to ordinary shareholders of Smart Share Global Limited - diluted | ¥ / shares			¥ 0	¥ 0	¥ 0.03	¥ (0.01)	¥ (0.01)	¥ (0.01)	¥ (0.02)	¥ (0.02)	¥ (0.01)	¥ 0.01	¥ 0	¥ (0.02)	¥ (0.02)	¥ (0.02)	¥ (0.02)			¥ 0	¥ (0.04)